Leases - Summary Of Lease Liabilities (Detail) - CNY (¥) ¥ in Millions	Dec. 31, 2022	Dec. 31, 2021
Disclosure of quantitative information about leases for lessee [abstract]
Lease Liability	¥ 125,760	¥ 129,848
Less: Lease liabilities due within one year	(7,560)	(6,626)
Non-current lease liabilities	¥ 118,200	¥ 123,222